Derivative Financial Instruments and Off-balance sheet Financial Instruments - Foreign currency contracts in cash flow hedging and other (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments, Gain (Loss)
Total gain (loss) recognized in net income on derivatives	$ (3)	$ (10)	$ 19
Realized capital gains and losses
Derivative Instruments, Gain (Loss)
Total gain (loss) recognized in net income on derivatives	(103)	5	11
Contract benefits
Derivative Instruments, Gain (Loss)
Total gain (loss) recognized in net income on derivatives	10	(1)	7
Interest credited to contractholder funds
Derivative Instruments, Gain (Loss)
Total gain (loss) recognized in net income on derivatives	90	(14)	1
Interest rate contracts
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	0	4
Interest rate contracts | Realized capital gains and losses
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	0	4
Interest rate contracts | Contract benefits
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	0	0
Interest rate contracts | Interest credited to contractholder funds
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	0	0
Equity and index contracts
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	36	26	63
Equity and index contracts | Realized capital gains and losses
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	5	6	5
Equity and index contracts | Contract benefits
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	0	0	0
Equity and index contracts | Interest credited to contractholder funds
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	31	20	58
Embedded derivative financial instruments
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(43)	(35)	(50)
Embedded derivative financial instruments | Realized capital gains and losses
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(112)	0	0
Embedded derivative financial instruments | Contract benefits
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	10	(1)	7
Embedded derivative financial instruments | Interest credited to contractholder funds
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	59	(34)	(57)
Foreign currency contracts
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	4	(7)	3
Foreign currency contracts | Realized capital gains and losses
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	4	(7)	3
Foreign currency contracts | Contract benefits
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	0	0	0
Foreign currency contracts | Interest credited to contractholder funds
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	0	0	0
Credit default contracts
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	0	1	(1)
Credit default contracts | Realized capital gains and losses
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	0	1	(1)
Credit default contracts | Contract benefits
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	0	0	0
Credit default contracts | Interest credited to contractholder funds
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	$ 0	0	0
Total return swaps - fixed income
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives			1
Total return swaps - fixed income | Realized capital gains and losses
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives			1
Total return swaps - fixed income | Contract benefits
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives			0
Total return swaps - fixed income | Interest credited to contractholder funds
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives			0
Total return swaps - equity index
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives		1	3
Total return swaps - equity index | Realized capital gains and losses
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives		1	3
Total return swaps - equity index | Contract benefits
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives		0	0
Total return swaps - equity index | Interest credited to contractholder funds
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives		$ 0	$ 0